Loan facilities and lines of credit (Details 3) - Line of Credit [Member] ¥ in Millions	Dec. 31, 2022 CNY (¥)
Debt Instrument [Line Items]
2023	¥ 885
2024	1,367
2025	3,360
2026	2,109
2027	7,619
2028 and thereafter	5,554
Total	¥ 20,894